Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2025
C000246713_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000246713_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
C000246712_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000246712_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
C000246713_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.76%)
C000246713_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.40%)
C000246713_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000246713_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%
C000246712_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%
C000246712_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%
C000246712_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000246712_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%